Investment Objectives and Goals - Union Street Partners Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Union Street Partners Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Union Street Partners Value Fund (the “Fund”) seeks to achieve capital appreciation.